Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 30,000	$ 0	$ 511,875	$ 0
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	10,790		75,528
2022 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	0		0
Total [Member]
Statement [Line Items]
Shares based compensation recognized expense	30,000	10,790	$ 511,875	112,624
2023 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 0	$ 0		$ 37,096